UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  415-617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $      629,351
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABOVENET INC                      COMMON STOCKS     00374N107   21,473   423282 SH       SOLE                 423282      0    0
ACCENTURE                         SHS CLASS A       G1151C101    1,204    28700 SH       SOLE                  28700      0    0
ADEPT TECHNOLOGY INC              COMMON STOCKS     006854202    2,022   432937 SH       SOLE                 432937      0    0
ADVANCED ENERGY INDUSTRIES        COMMON STOCKS     007973100    5,104   308200 SH       SOLE                 308200      0    0
AKAMAI TECHNOLOGIES INC           COMMON STOCKS     00971T101      197     6253 SH       SOLE                   6253      0    0
ANADARKO PETROLEUM                COMMON STOCKS     032511107   13,787   189300 SH       SOLE                 189300      0    0
ANCESTRY.COM                      COMMON STOCKS     032803108   42,331  2592720 SH       SOLE                2592720      0    0
APPLE                             COMMON STOCKS     037833100   25,568   108800 SH       SOLE                 108800      0    0
ASIAINFO HLDGS INC                COMMON STOCKS     04518A104    3,162   119400 SH       SOLE                 119400      0    0
ATHEROS COMMUNICATIONS INC        COMMON STOCKS     04743P108   19,188   495690 SH       SOLE                 495690      0    0
AUTHENTEC INC                     COMMON STOCKS     052660107    4,170  1939600 SH       SOLE                1939600      0    0
AVAGO TECHNOLOGIES LTD            SHS               Y0486S104   32,504  1580738 SH       SOLE                1580738      0    0
AVIAT NETWORKS INC                COMMON STOCKS     05366Y102    6,249   942549 SH       SOLE                 942549      0    0
BMC SOFTWARE INC                  COMMON STOCKS     055921100   21,185   557500 SH       SOLE                 557500      0    0
BAIDU INC                         SPONSORED ADR     056752108    6,209    10400 SH       SOLE                  10400      0    0
BAKER HUGHES INC                  COMMON STOCKS     057224107    8,352   178300 SH       SOLE                 178300      0    0
CB RICHARD ELLIS GROUP INC        CLASS A           12497T101    7,085   447000 SH       SOLE                 447000      0    0
CASCADE MICROTECH INC             NASDAQ OTC ISSUES 147322101    1,504   362316 SH       SOLE                 362316      0    0
CHARLES SCHWAB CORP               COMMON STOCKS     808513105   12,449   666100 SH       SOLE                 666100      0    0
CHECK POINT SOFTWARE TECHNOLOGIES ORD               M22465104   15,543   443200 SH       SOLE                 443200      0    0
CHINA VALVES TECHNOLOGY INC       COMMON STOCKS     169476207      956    73500 SH       SOLE                  73500      0    0
COMMVAULT                         COMMON STOCKS     204166102   17,605   824600 SH       SOLE                 824600      0    0
COMPLETE PRODUCTION SERVICES      COMMON STOCKS     20453E109    2,551   220900 SH       SOLE                 220900      0    0
COMVERSE TECHNOLOGY               COMMON STOCKS     205862402    8,451  1018200 SH       SOLE                1018200      0    0
COVANTA HOLDINGS CORP             COMMON STOCKS     22282E102    5,609   336700 SH       SOLE                 336700      0    0
CTRIP COM INTL LTD ADR            SPONSORED ADR     22943F100   13,657   348400 SH       SOLE                 348400      0    0
DEMANDTEC INC                     COMMON STOCKS     24802R506    6,727   967929 SH       SOLE                 967929      0    0
DUOYUAN GLOBAL WATER INC ADR      SPONSORED ADR     266043108    5,340   192300 SH       SOLE                 192300      0    0
ENERGY RECOVERY                   COMMON STOCKS     29270J100    2,986   473900 SH       SOLE                 473900      0    0
EQUINIX INC                       COMMON STOCKS     29444U502   35,148   361333 SH       SOLE                 361333      0    0
FINANCIAL ENGINES INC             COMMON STOCKS     317485100    2,535   150000 SH       SOLE                 150000      0    0
FOCUS MEDIA HLDG LTD              SPONSORED ADR     34415V109    5,827   319100 SH       SOLE                 319100      0    0
GLOBAL TRAFFIC NETWORK INC        COMMON STOCKS     37947B103    2,115   389483 SH       SOLE                 389483      0    0
GLU MOBILE INC                    COMMON STOCKS     379890106      218   222500 SH       SOLE                 222500      0    0
GSI COMMERCE INC                  COMMON STOCKS     36238G102   19,096   688900 SH       SOLE                 688900      0    0
HALLIBURTON COMPANY               COMMON STOCKS     406216101    8,515   282600 SH       SOLE                 282600      0    0
INFINERA CORP                     COMMON STOCKS     45667G103    2,469   289816 SH       SOLE                 289816      0    0
INFOGROUP INC                     COMMON STOCKS     45670G108      729    93400 SH       SOLE                  93400      0    0
INTERNET BRANDS                   COMMON STOCKS     460608102    5,326   577700 SH       SOLE                 577700      0    0
LTX - Credence Corp               COMMON STOCKS     502403108    1,983   658700 SH       SOLE                 658700      0    0
LONGTOP FINANCIAL TECHNOLOGY      ADR               54318P108      606    18800 SH       SOLE                  18800      0    0
MAGMA DESIGN AUTOMATION INC       COMMON STOCKS     559181102    2,246   863900 SH       SOLE                 863900      0    0
Mariner Energy                    COMMON STOCKS     56845T305    3,112   207900 SH       SOLE                 207900      0    0
MASTERCARD INC  CLASS A           CL A              57636Q104    7,645    30100 SH       SOLE                  30100      0    0
MERCADOLIBRE INC                  COMMON STOCKS     58733R102   12,539   260100 SH       SOLE                 260100      0    0
MONOLITHIC POWER SYS INC          COMMON STOCKS     609839105   14,223   637800 SH       SOLE                 637800      0    0
MONSANTO CO                       COMMON STOCKS     61166W101    6,863    96100 SH       SOLE                  96100      0    0
MSCI INC                          COMMON STOCKS     55354G100    8,559   237100 SH       SOLE                 237100      0    0
MYR GROUP                         COMMON STOCKS     55405W104    5,021   307800 SH       SOLE                 307800      0    0
NOBLE ENERGY INC                  COMMON STOCKS     655044105    6,212    85100 SH       SOLE                  85100      0    0
OPNEXT INC                        COMMON STOCKS     68375V105   10,118  4287869 SH       SOLE                4287869      0    0
ORTHOVITA INC                     COMMON STOCKS     68750U102    5,394  1266237 SH       SOLE                1266237      0    0
PDF SOLUTIONS INC                 COMMON STOCKS     693282105      305    70000 SH       SOLE                  70000      0    0
PROCERA NETWORKS INC              COMMON STOCKS     74269U104      654  1557000 SH       SOLE                1557000      0    0
RACKSPACE HOSTING INC             COMMON STOCKS     750086100   16,014   855010 SH       SOLE                 855010      0    0
RADWARE LTD                       ORD SHARES        M81873107      552    25000 SH       SOLE                  25000      0    0
RED HAT INC                       COMMON STOCKS     756577102      603    20600 SH       SOLE                  20600      0    0
RIVERBED TECHNOLOGY INC           COMMON STOCKS     768573107   14,899   524608 SH       SOLE                 524608      0    0
SBA COMMUNICATIONS CORP           CONVERTIBLE BONDS 78388J106    6,132   170000 SH       SOLE                 170000      0    0
SEAGATE TECHNOLOGY                COMMON STOCKS     G7945J104   13,041   714200 SH       SOLE                 714200      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SHORETEL INC                      COMMON STOCKS     825211105    9,144  1383307 SH       SOLE                1383307      0    0
STR HOLDINGS INC                  COMMON STOCKS     78478V100    4,961   211100 SH       SOLE                 211100      0    0
SUNTECH POWER HOLDINGS            CONVERTIBLE BONDS 86800CAE4    3,149  3700000 PRN      SOLE                3700000      0    0
SYNOPSYS INC                      COMMON STOCKS     871607107    7,442   332700 SH       SOLE                 332700      0    0
TEXTAINER GRP HLDGS LTD           SHS               G8766E109    2,155   100000 SH       SOLE                 100000      0    0
THOMAS WEISEL PARTNERS            COMMON STOCKS     884481102    1,602   408620 SH       SOLE                 408620      0    0
TNS INC                           COMMON STOCKS     872960109    3,454   154900 SH       SOLE                 154900      0    0
TRINA SOLAR LTD                   SPONSORED ADR     89628E104   22,584   925200 SH       SOLE                 925200      0    0
UTSTARCOM INC                     COMMON STOCKS     78478V100    2,829  1013800 SH       SOLE                1013800      0    0
VERISK ANALYTICS INC              CL A              92345Y106    4,430   157100 SH       SOLE                 157100      0    0
VIRAGE LOGIC CORP                 NASDAQ OTC ISSUES 92763R104   15,566  1980456 SH       SOLE                1980456      0    0
VISA INC CLASS A SHARES           COMMON STOCKS     92826C839   12,844   141100 SH       SOLE                 141100      0    0
VOCUS INC                         COMMON STOCKS     92858J108      819    48030 SH       SOLE                  48030      0    0
WALTER INDS INC                   COMMON STOCKS     93317Q105    6,505    70500 SH       SOLE                  70500      0    0


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